S000085232 [Member] Average Annual Total Returns	12 Months Ended	19 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.15%	6.03%
ICE 2054 Maturity US Treasury Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.71%	1.05%
iShares iBonds Dec 2054 Term Treasury ETF
Prospectus [Line Items]
Average Annual Return, Percent	3.67%	0.99%
Performance Inception Date		Jun. 11, 2024
iShares iBonds Dec 2054 Term Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.78%	(0.95%)
iShares iBonds Dec 2054 Term Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.16%	(0.04%)